AB Active ETFs, Inc.

AB Core Bond ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 42.5%
United States – 42.5%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	3,799	$2,011,477
2.00%, 08/15/2051		13,452	7,295,825
2.25%, 08/15/2046		2,357	1,476,071
2.25%, 08/15/2049		10,858	6,453,724
2.25%, 02/15/2052		4,934	2,829,111
2.375%, 11/15/2049		4,905	2,987,452
2.50%, 02/15/2046		932	617,887
2.50%, 05/15/2046		5,327	3,517,551
2.875%, 08/15/2045		51	36,695
2.875%, 11/15/2046		1,123	787,890
2.875%, 05/15/2052		5,595	3,693,508
3.00%, 05/15/2045		129	94,046
3.00%, 11/15/2045		363	264,074
3.00%, 05/15/2047		1,447	1,031,892
3.00%, 02/15/2048		5,490	3,878,170
3.25%, 05/15/2042		1,539	1,227,272
3.375%, 08/15/2042		6,591	5,322,555
3.50%, 02/15/2039		2,550	2,232,047
3.625%, 08/15/2043		1,943	1,599,965
3.625%, 02/15/2053		4,596	3,509,171
3.625%, 05/15/2053		4,008	3,056,971
3.75%, 11/15/2043		295	246,463
3.875%, 02/15/2043		3,999	3,426,386
3.875%, 05/15/2043		999	853,194
4.00%, 11/15/2042		5,931	5,180,008
4.125%, 08/15/2053		11,370	9,488,286
4.25%, 02/15/2054		5,131	4,371,226
4.375%, 02/15/2038		3,290	3,183,269
4.375%, 11/15/2039		10,740	10,150,978
4.375%, 08/15/2043		7,123	6,475,161
4.50%, 02/15/2044		5,053	4,647,603
4.50%, 11/15/2054		4,431	3,935,530
4.625%, 05/15/2044		2,775	2,588,522
4.625%, 05/15/2054		1,354	1,227,727
4.625%, 11/15/2055		28,277	25,643,976
4.75%, 02/15/2037		1,525	1,529,766
4.75%, 11/15/2043		7,167	6,812,295
4.75%, 11/15/2053		7,348	6,794,326
U.S. Treasury Notes 2.625%, 02/15/2029		7,181	6,888,615
3.125%, 11/15/2028		30,348	29,563,317
3.375%, 02/29/2028		2,410	2,377,898
3.50%, 04/30/2028		14,609	14,415,622
3.625%, 09/30/2030		24,421	23,663,471
3.625%, 09/30/2031		27,339	26,250,000
3.75%, 04/30/2028		11,121	11,019,347
3.75%, 12/31/2028		7,851	7,742,950
3.75%, 08/31/2031		30,250	29,231,523
3.875%, 12/31/2027		9,511	9,458,887
3.875%, 03/31/2031		25,769	25,124,482
4.00%, 02/29/2028		11,580	11,527,483
4.00%, 06/30/2028		10,927	10,863,401
4.125%, 03/31/2029		6,400	6,359,801
4.125%, 10/31/2031		33,443	32,846,904
4.25%, 02/28/2029		16,977	16,929,452
4.25%, 06/30/2029		12,176	12,127,785
4.375%, 11/30/2028		6,169	6,169,764
4.375%, 05/15/2034		1,979	1,944,044
4.50%, 11/15/2033		17,905	17,766,119
4.625%, 09/30/2028		18,017	18,110,805

	Principal Amount (000)		U.S. $ Value

4.875%, 10/31/2028	U.S.$	17,437	$17,619,342

Total Governments - Treasuries (cost $523,892,234)			488,479,082

CORPORATES - INVESTMENT GRADE – 29.6%
Industrial – 16.9%
Basic – 1.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		581	548,354
CF Industries, Inc. 5.15%, 03/15/2034		781	764,349
Freeport Indonesia PT 4.763%, 04/14/2027(a)		324	323,644
Glencore Funding LLC 2.85%, 04/27/2031(a)		135	121,795
4.90%, 07/01/2031(a)		69	67,992
4.907%, 04/01/2028(a)		841	841,656
5.186%, 04/01/2030(a)		356	356,374
5.338%, 04/04/2027(a)		509	511,331
6.50%, 10/06/2033(a)		1,317	1,393,149
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027(a)		628	609,015
Marcobre SAC 5.75%, 01/22/2036(a)		252	247,119
Nexa Resources SA 6.75%, 04/09/2034(a)		241	248,707
Nutrien Ltd. 2.95%, 05/13/2030		2,400	2,236,440
SNF Group SACA 5.626%, 03/31/2031(a)		2,821	2,831,692
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,712,550

			12,814,167

Capital Goods – 0.8%
Boeing Co. (The) 3.25%, 02/01/2028		970	950,241
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		1,888	1,888,245
CRH America Finance, Inc. 5.50%, 01/09/2035		1,093	1,091,721
General Electric Co. 4.90%, 01/29/2036		865	841,412
Republic Services, Inc. 4.75%, 07/15/2030		2,083	2,073,564
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		2,075	2,065,476

			8,910,659

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 04/01/2038		1,806	1,564,646
6.55%, 06/01/2034		7	6,989
6.60%, 02/15/2034		44	44,241
7.087%, 09/01/2038(a)		226	223,609
7.337%, 09/01/2041(a)		281	278,662
Cox Communications, Inc. 5.70%, 06/15/2033(a)		608	577,248
Space Exploration Technologies Corp. 5.65%, 07/15/2033(a)		2,309	2,222,574

	Principal Amount (000)		U.S. $ Value

Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	U.S.$	379	$413,159

			5,331,128

Communications - Telecommunications – 0.5%
Beacon Point DC LLC 6.129%, 11/30/2042(a)		624	591,527
HUT 8 DC LLC 6.192%, 11/15/2042(a)		2,279	2,213,342
NTT Finance Corp. 5.171%, 07/16/2032(a)		1,259	1,239,410
Sopaipilla Investor LLC 7.534%, 11/30/2048(a) (b)		1,603	1,640,478

			5,684,757

Consumer Cyclical - Automotive – 1.4%
American Honda Finance Corp. 4.15%, 01/08/2029		29	28,579
Series A 4.55%, 04/10/2028		267	266,175
BMW US Capital LLC 4.60%, 08/13/2027(a)		1,889	1,891,871
4.65%, 03/19/2027(a)		188	188,196
Daimler Truck Finance North America LLC 5.375%, 01/18/2034(a)		434	429,764
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,136,066
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		523	515,851
4.97%, 04/06/2029		259	256,330
5.918%, 03/20/2028		298	300,989
6.125%, 03/08/2034		526	523,601
6.467%, 05/22/2036		336	337,361
General Motors Financial Co., Inc. 2.40%, 04/10/2028		190	182,896
4.75%, 04/06/2029		97	96,454
5.55%, 07/15/2029		800	811,288
6.00%, 01/09/2028		1,329	1,348,523
Honda Motor Co., Ltd. 4.436%, 07/08/2028		2,110	2,096,813
Hyundai Capital America 4.30%, 09/24/2027(a)		35	34,859
4.50%, 09/18/2030(a)		201	195,418
4.75%, 09/26/2031(a)		559	544,628
5.25%, 01/08/2027(a)		443	444,165
5.30%, 03/19/2027(a)		513	515,216
5.40%, 06/24/2031(a)		535	536,530
6.10%, 09/21/2028(a)		871	889,065
Mercedes-Benz Finance North America LLC 4.75%, 08/04/2028(a)		2,792	2,786,723

			16,357,361

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)		593	580,725
Hasbro, Inc. 4.65%, 03/12/2031		286	279,971
6.05%, 05/14/2034		450	462,708

			1,323,404

Consumer Cyclical - Other – 0.5%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		745	732,402
6.375%, 04/29/2029(a)		1,701	1,721,072

	Principal Amount (000)		U.S. $ Value

Las Vegas Sands Corp. 5.65%, 05/18/2033	U.S.$	281	$276,588
Marriott International, Inc./MD 4.20%, 07/15/2027		2,129	2,125,040
Sekisui House US, Inc. 6.00%, 01/15/2043		968	877,008

			5,732,110

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		454	436,975
5.625%, 09/15/2029(a)		554	556,211
6.125%, 06/15/2029(a)		1,069	1,082,020
Starbucks Corp. 4.85%, 02/08/2027		1,837	1,840,031

			3,915,237

Consumer Cyclical - Retailers – 0.8%
AutoNation, Inc. 4.45%, 01/15/2029		1,554	1,532,803
Hutchison Whampoa International 03/33 Ltd. 7.45%, 11/24/2033(a)		2,185	2,469,640
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,925,982
Tapestry, Inc. 3.05%, 03/15/2032		670	598,799
5.10%, 03/11/2030		2,196	2,193,782

			8,721,006

Consumer Non-Cyclical – 3.2%
AbbVie, Inc. 5.50%, 03/15/2064		608	552,982
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,652,515
6.875%, 11/01/2033		808	877,553
BAT Capital Corp. 7.75%, 10/19/2032		141	157,896
Cargill, Inc. 4.125%, 10/23/2030(a)		1,250	1,211,200
5.125%, 10/11/2032(a)		835	835,584
CVS Health Corp. 4.875%, 07/20/2035		1,319	1,249,897
5.30%, 06/01/2033		579	575,393
Eli Lilly & Co. 5.70%, 05/20/2066		583	554,503
HCA, Inc. 2.375%, 07/15/2031		3,000	2,638,530
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		908	880,188
5.875%, 07/01/2034(a)		1,460	1,476,060
IQVIA, Inc. 6.25%, 02/01/2029		2,150	2,208,609
Japan Tobacco, Inc. 5.85%, 06/15/2035(a)		708	726,557
JT International Financial Services BV 6.875%, 10/24/2032(a)		500	539,415
Mars, Inc. 4.60%, 03/01/2028(a)		1,212	1,211,394
Novartis Capital Corp. 4.10%, 03/16/2029		2,377	2,347,977
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,257,748

	Principal Amount (000)		U.S. $ Value

Philip Morris International, Inc. 5.375%, 02/15/2033	U.S.$	1,688	$1,703,682
6.375%, 05/16/2038		800	849,208
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		816	738,627
4.25%, 04/15/2031		511	487,223
6.875%, 05/15/2034		1,429	1,530,159
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		235	227,814
4.203%, 09/09/2029(a)		1,902	1,876,608
Royalty Pharma PLC 5.40%, 09/02/2034		1,792	1,774,886
Smithfield Foods, Inc. 3.00%, 10/15/2030(a)		3,025	2,737,837
Sysco Corp. 5.75%, 01/17/2029		1,029	1,048,716
Takeda US Financing, Inc. 5.20%, 07/07/2035		2,111	2,060,589
Tyson Foods, Inc. 5.70%, 03/15/2034		600	608,070

			36,597,420

Energy – 5.1%
Antero Resources Corp. 5.40%, 02/01/2036		590	569,745
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		839	813,125
5.00%, 06/15/2036		755	725,193
Cenovus Energy, Inc. 4.65%, 03/20/2031		517	506,531
5.40%, 03/20/2036		552	537,151
Cheniere Energy Partners LP 4.00%, 03/01/2031		1,094	1,042,965
Colonial Enterprises, Inc. 3.25%, 05/15/2030(a)		605	562,432
ConocoPhillips 6.50%, 02/01/2039		1,821	1,970,358
ConocoPhillips Co. 5.65%, 01/15/2065		1,910	1,759,244
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,630	1,424,783
5.75%, 01/15/2031(a)		718	727,090
Devon Energy Corp. 5.20%, 09/15/2034		637	627,916
Diamondback Energy, Inc.
3.125%, 03/24/2031		1,124	1,036,800
5.40%, 04/18/2034		1,136	1,134,285
6.25%, 03/15/2033		993	1,042,173
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,832,318
Eni SpA 5.75%, 05/19/2035(a)		2,092	2,106,309
Enterprise Products Operating LLC 5.95%, 02/01/2041		1,835	1,857,277
6.125%, 10/15/2039		1,245	1,288,924
EOG Resources, Inc. 5.95%, 07/15/2055		536	526,068
EQT Corp. 4.75%, 01/15/2031		2,561	2,517,949
5.75%, 02/01/2034		423	426,570
7.00%, 02/01/2030(b)		484	511,235
Expand Energy Corp. 5.375%, 02/01/2029		1,830	1,830,110

	Principal Amount (000)		U.S. $ Value

Halliburton Co. 7.45%, 09/15/2039	U.S.$	457	$519,435
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		1,057	1,153,103
7.30%, 08/15/2033		1,200	1,326,900
Kinder Morgan, Inc. 5.85%, 06/01/2035		483	493,472
MPLX LP 5.00%, 03/01/2033		577	564,768
5.30%, 04/01/2036		1,207	1,167,434
Occidental Petroleum Corp. 8.875%, 07/15/2030		515	574,210
ONEOK, Inc. 3.25%, 06/01/2030		556	521,100
5.40%, 10/15/2035		771	756,659
5.625%, 01/15/2028(a)		765	770,485
6.05%, 09/01/2033		707	729,200
6.50%, 09/01/2030(a)		489	509,137
Ovintiv, Inc. 6.25%, 07/15/2033		413	431,345
7.375%, 11/01/2031		521	568,479
Permian Resources Operating LLC 7.00%, 01/15/2032(a)		1,194	1,233,557
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		221	217,718
5.70%, 09/15/2034		1,842	1,846,476
Santos Finance Ltd. Series E 4.125%, 09/14/2027(a)		3,330	3,301,495
Targa Resources Corp. 4.90%, 09/15/2030		385	382,043
5.65%, 02/15/2036		425	423,649
6.125%, 03/15/2033		719	745,222
6.50%, 03/30/2034		919	971,374
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		590	554,464
Var Energi ASA 7.50%, 01/15/2028(a)		1,615	1,665,937
Western Midstream Operating LP 4.05%, 02/01/2030(b)		541	521,860
7.25%, 04/01/2030(a)		2,641	2,760,637
Williams Cos., Inc. (The) 4.625%, 06/30/2030		1,242	1,222,973
4.80%, 11/15/2029		855	853,008
5.65%, 03/15/2033		456	461,841
Woodside Finance Ltd. 4.50%, 03/04/2029(a)		1,487	1,469,900
5.10%, 09/12/2034		595	575,787
5.40%, 05/19/2030		764	770,647
6.00%, 05/19/2035		505	515,196

			57,956,062

Services – 0.1%
Amazon.com, Inc. 4.875%, 03/13/2036		1,075	1,022,228

Technology – 1.8%
Alphabet, Inc. 5.20%, 08/15/2033		1,403	1,398,033
5.45%, 08/15/2036		524	520,060
Apple, Inc. 4.10%, 08/08/2062		1,148	832,231
Broadcom, Inc. 4.80%, 10/15/2034		1,152	1,077,396
4.90%, 07/15/2032		1,059	1,027,114

	Principal Amount (000)		U.S. $ Value

CDW LLC/CDW Finance Corp. 4.25%, 04/01/2028	U.S.$	2,817	$2,779,449
Cisco Systems, Inc. 5.35%, 02/26/2064		626	554,392
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		1,930	1,887,945
Jabil, Inc. 3.60%, 01/15/2030		2,050	1,946,495
NVIDIA Corp. 5.625%, 06/15/2056		587	527,795
Oracle Corp. 4.375%, 05/15/2055		395	248,676
5.20%, 09/26/2035		157	140,763
5.95%, 09/26/2055		338	268,521
6.125%, 08/03/2065		2,168	1,714,346
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		2,005	1,907,758
Salesforce, Inc. 4.90%, 09/15/2031		1,194	1,178,789
5.20%, 03/15/2033		1,194	1,180,233
Texas Instruments, Inc. 5.05%, 05/18/2063		658	554,622
VMware LLC 2.20%, 08/15/2031		1,327	1,150,124

			20,894,742

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 5.25%, 07/10/2030		2,617	2,620,978

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		188	177,112
5.875%, 07/05/2034(a)		295	299,633

			476,745

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		376	302,628
ERAC USA Finance LLC 4.50%, 10/30/2029(a)		1,898	1,875,452
4.60%, 05/01/2028(a)		517	516,550
4.90%, 05/01/2033(a)		564	552,077
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		1,208	1,184,879
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,476,385

			5,907,971

			194,265,975

Financial Institutions – 9.3%
Banking – 7.6%
AIB Group PLC 5.32%, 05/15/2031(a)		2,402	2,408,317
Ally Financial, Inc. 4.75%, 06/09/2027		432	432,739
5.543%, 01/17/2031		826	825,356
5.737%, 05/15/2029		987	996,673
6.992%, 06/13/2029		976	1,006,314
American Express Co. 5.098%, 02/16/2028		1,827	1,831,969
ANZ Bank New Zealand Ltd. 5.548%, 08/11/2032(a)		2,450	2,458,379

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036	U.S.$	2,000	$1,909,760
7.883%, 11/15/2034		200	223,234
Banco Santander SA 3.80%, 02/23/2028		200	197,252
4.175%, 03/24/2028		800	797,592
5.565%, 01/17/2030		800	810,888
6.921%, 08/08/2033		800	848,992
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		365	369,884
Bank of Montreal 3.803%, 12/15/2032		895	879,973
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		1,937	1,955,770
Barclays PLC 5.207%, 02/24/2037		328	310,960
5.335%, 09/10/2035		734	713,177
5.501%, 08/09/2028		509	512,573
5.674%, 03/12/2028		351	353,046
6.224%, 05/09/2034		740	764,043
BNP Paribas SA 2.591%, 01/20/2028(a)		751	744,857
4.375%, 03/01/2033(a)		895	881,817
4.625%, 02/25/2031(a) (c)		388	352,463
5.497%, 05/20/2030(a)		1,133	1,143,423
BPCE SA 5.417%, 01/13/2037(a)		251	238,422
6.293%, 01/14/2036(a)		528	535,783
6.508%, 01/18/2035(a)		1,793	1,823,642
7.003%, 10/19/2034(a)		506	537,539
CaixaBank SA 4.818%, 04/22/2032(a)		554	541,884
6.037%, 06/15/2035(a)		843	860,838
6.684%, 09/13/2027(a)		994	994,616
Capital One Financial Corp. 4.722%, 01/30/2032		54	52,704
5.468%, 02/01/2029		416	419,544
6.377%, 06/08/2034		1,163	1,208,020
Capital One NA 5.974%, 08/09/2028		386	391,941
Citigroup, Inc. 4.643%, 05/07/2028		2,031	2,030,695
6.02%, 01/24/2036		44	44,295
Series Y 4.15%, 11/15/2026(c)		139	138,668
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		1,301	1,317,028
Credit Agricole SA 4.656%, 01/12/2032(a)		769	746,945
5.222%, 05/27/2031(a)		573	571,418
5.862%, 01/09/2036(a)		564	566,290
6.251%, 01/10/2035(a)		795	806,941
Danske Bank A/S 4.613%, 10/02/2030(a)		846	833,961
5.019%, 03/04/2031(a)		607	603,528
5.705%, 03/01/2030(a)		858	871,445
Deutsche Bank AG/New York NY 4.469%, 12/10/2031		906	881,801
4.95%, 08/04/2031		920	906,071
5.882%, 07/08/2031		535	538,836
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		67	58,820
4.937%, 04/23/2028		1,123	1,125,471
Series V 4.125%, 11/10/2026(c)		764	761,570

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 2.804%, 05/24/2032	U.S.$	2,256	$2,018,376
7.399%, 11/13/2034		1,536	1,671,460
8.113%, 11/03/2033		767	859,032
ING Groep NV 5.066%, 03/25/2031		887	885,545
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		1,727	1,616,576
7.20%, 11/28/2033(a)		919	1,013,032
JPMorgan Chase & Co. 3.702%, 05/06/2030		487	472,088
4.864%, 07/23/2030		2,266	2,259,157
KBC Group NV 4.454%, 09/23/2031(a)		811	787,878
4.932%, 10/16/2030(a)		1,350	1,343,831
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	411,722
5.087%, 11/26/2028		746	749,319
5.462%, 01/05/2028		216	216,674
5.679%, 01/05/2035		522	526,416
7.953%, 11/15/2033		461	512,019
Morgan Stanley 4.238%, 01/09/2030		272	267,525
4.555%, 04/10/2030		440	435,050
4.994%, 04/12/2029		174	174,590
Series I 4.133%, 10/18/2029		526	517,784
Morgan Stanley Bank NA 5.504%, 05/26/2028		1,013	1,019,392
National Australia Bank Ltd. 3.933%, 08/02/2034(a)		2,349	2,260,208
National Bank of Canada 4.166%, 01/20/2029		1,022	1,013,456
Nationwide Building Society 2.972%, 02/16/2028(a)		1,238	1,228,530
3.96%, 07/18/2030(a)		945	915,960
5.537%, 07/14/2036(a)		433	425,955
NatWest Group PLC 4.983%, 06/18/2032		272	268,252
5.115%, 05/23/2031		1,742	1,738,359
Santander Holdings USA, Inc. 5.04%, 06/05/2030		1,488	1,478,521
6.565%, 06/12/2029		58	59,429
Santander UK Group Holdings PLC 4.32%, 09/22/2029		601	593,097
4.858%, 09/11/2030		1,139	1,127,496
5.694%, 04/15/2031		378	382,751
Societe Generale SA 2.797%, 01/19/2028(a)		1,389	1,378,346
5.249%, 05/22/2029(a)		636	637,933
5.512%, 05/22/2031(a)		330	331,036
5.519%, 01/19/2028(a)		502	503,381
5.634%, 01/19/2030(a)		425	429,038
Standard Chartered PLC 4.305%, 05/21/2030(a)		550	538,818
5.545%, 01/21/2029(a)		217	218,682
5.615% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (d)		400	392,408
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		306	305,777
Synchrony Financial 3.95%, 12/01/2027		831	821,809
5.15%, 03/19/2029		868	865,822
5.45%, 03/06/2031		661	658,898

	Principal Amount (000)		U.S. $ Value

Toronto-Dominion Bank (The) 5.146%, 09/10/2034	U.S.$	661	$658,158
UBS AG/Stamford CT 5.053%, 08/07/2032		672	666,859
UBS Group AG 2.095%, 02/11/2032(a)		202	176,538
3.091%, 05/14/2032(a)		1,265	1,148,013
4.194%, 04/01/2031(a)		549	531,981
4.398%, 09/23/2031(a)		202	196,154
6.625%, 01/08/2031(a) (c)		352	351,454
7.125%, 08/10/2034(a) (c)		440	442,724
UniCredit SpA 3.127%, 06/03/2032(a)		3,007	2,735,678
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		335	329,667

			87,706,821

Brokerage – 0.1%
Nomura Holdings, Inc. 5.594%, 07/02/2027		514	518,076

Finance – 0.0%
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		390	389,360
4.75%, 04/14/2027(a)		124	124,164

			513,524

Financial Services – 0.2%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		317	311,075
4.625%, 05/28/2028(a)		900	895,905
5.30%, 01/13/2030(a)		731	734,392
Siemens Funding BV 5.90%, 05/28/2065(a)		567	555,399

			2,496,771

Insurance – 0.7%
Allianz SE 6.50%, 10/30/2034(a) (c)		200	198,542
Athene Global Funding 5.033%, 07/17/2030(a)		2,222	2,185,293
5.133%, 06/01/2029(a)		410	408,598
5.53%, 08/20/2031(a)		227	225,565
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		11	6,640
MetLife, Inc. 10.75%, 08/01/2069		25	31,940
Metropolitan Life Global Funding I 4.75%, 08/24/2029(a)		970	966,896
New York Life Global Funding 4.05%, 02/02/2029(a)		2,204	2,165,188
Principal Life Global Funding II 5.10%, 01/25/2029(a)		1,265	1,269,794
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		600	594,534

			8,052,990

REITs – 0.7%
American Tower Corp. 3.65%, 03/15/2027		466	464,048
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	914,498
4.00%, 01/15/2031		364	340,649

	Principal Amount (000)		U.S. $ Value

5.25%, 02/15/2033	U.S.$	537	$517,120
5.625%, 03/01/2036		1,038	989,204
5.75%, 06/01/2028		509	513,474
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		364	361,536
Trust 2401 4.869%, 01/15/2030(a)		258	247,693
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(a)		3,390	3,309,216

			7,657,438

			106,945,620

Utility – 3.4%
Electric – 3.2%
Abu Dhabi National Energy Co. PJSC 5.125%, 08/03/2031(a)		2,210	2,188,497
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		266	249,866
Alexander Funding Trust II 7.467%, 07/31/2028(a)		406	421,891
American Electric Power Co., Inc. 6.95%, 12/15/2054		558	585,989
Series D 6.05%, 03/15/2056		305	296,707
Appalachian Power Co. 7.00%, 04/01/2038		1,390	1,518,186
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		76	74,592
5.05%, 03/01/2035		1,731	1,686,998
Series AQ 4.95%, 08/15/2035		165	159,270
Series AR 4.85%, 04/01/2036		162	154,588
DTE Electric Co. Series A 4.85%, 03/01/2036		1,367	1,302,683
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		920	717,977
Duke Energy Florida LLC 6.35%, 09/15/2037		686	725,918
EDP Finance BV 1.71%, 01/24/2028(a)		787	754,458
Electricite de France SA 9.125%, 03/15/2033(a) (c)		366	420,636
ENEL Finance International NV 4.125%, 09/30/2028(a)		611	602,867
5.00%, 09/30/2035(a)		406	385,355
5.50%, 06/26/2034(a)		1,243	1,234,436
6.00%, 10/07/2039(a)		540	535,993
7.50%, 10/14/2032(a)		465	513,402
Entergy Mississippi LLC 5.05%, 04/15/2036		438	419,749
Eversource Energy Series A 6.10%, 08/15/2056		247	244,318
Series B 6.35%, 08/15/2056		203	202,429
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		471	470,316
Florida Power & Light Co. 5.30%, 06/15/2034		694	694,514

	Principal Amount (000)		U.S. $ Value

ITC Holdings Corp. 4.875%, 04/15/2031(a)	U.S.$	1,547	$1,524,677
Jersey Central Power & Light Co. 5.10%, 01/15/2035		526	514,417
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		2,091	2,087,989
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		1,453	1,426,962
5.29%, 01/17/2034(a)		652	640,949
PacifiCorp 4.25%, 03/15/2029		2,211	2,174,585
5.10%, 04/15/2031		46	45,740
5.80%, 04/15/2036		52	51,922
Public Service Co. of Colorado 5.15%, 09/15/2035		2,139	2,079,771
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		2,216	2,149,276
Virginia Electric & Power Co. 5.15%, 03/15/2035		1,666	1,623,467
Series C 4.90%, 09/15/2035		1,845	1,760,905
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		2,868	2,856,586
4.30%, 10/15/2028(a)		571	562,018
5.05%, 12/30/2026(a)		62	62,122
6.95%, 10/15/2033(a)		726	772,348

			36,895,369

Natural Gas – 0.1%
Boston Gas Co. 5.843%, 01/10/2035(a)		669	678,480

Other Utility – 0.1%
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		694	696,776

			38,270,625

Total Corporates - Investment Grade (cost $344,118,336)			339,482,220

MORTGAGE PASS-THROUGHS – 21.2%
Agency Fixed Rate 30-Year – 21.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		297	267,781
3.50%, 11/01/2049		418	376,280
Series 2020 3.50%, 01/01/2050		911	821,588
Series 2022 2.00%, 03/01/2052		4,971	3,940,519
2.50%, 04/01/2052		5,766	4,794,186
3.00%, 03/01/2052		3,170	2,739,808
3.00%, 05/01/2052		3,595	3,072,597
3.00%, 07/01/2052		1,145	978,807
Series 2024 5.50%, 11/01/2054		1,145	1,137,642
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		10	10,238
Series 2007 5.50%, 07/01/2035		63	63,304

	Principal Amount (000)			U.S. $ Value

Series 2017 4.00%, 07/01/2044	U.S.$	455		$434,172
Series 2018 4.50%, 03/01/2048		166		159,666
4.50%, 10/01/2048		449		431,960
4.50%, 11/01/2048		622		597,656
5.00%, 11/01/2048		283		278,613
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		51		51,621
5.50%, 07/01/2033		101		102,053
Series 2004 5.50%, 02/01/2034		1		1,164
5.50%, 04/01/2034		26		26,658
5.50%, 05/01/2034		21		21,448
5.50%, 11/01/2034		105		105,948
Series 2005 5.50%, 02/01/2035		160		161,977
Series 2006 5.50%, 04/01/2036		34		33,945
Series 2007 5.50%, 05/01/2036		2		1,653
5.50%, 09/01/2036		1		969
5.50%, 08/01/2037		38		38,848
Series 2008 5.50%, 08/01/2037		0	^^	240
Series 2009 5.00%, 12/01/2039		7		7,056
Series 2010 5.00%, 06/01/2040		7		6,697
Series 2012 3.50%, 02/01/2042		225		209,111
3.50%, 11/01/2042		399		369,671
3.50%, 01/01/2043		426		393,310
Series 2013 3.50%, 04/01/2043		1,440		1,328,056
Series 2015 3.00%, 05/01/2045		371		328,470
3.00%, 08/01/2045		539		475,220
Series 2018 4.50%, 09/01/2048		367		352,475
Series 2019 3.50%, 08/01/2049		1,080		971,631
3.50%, 09/01/2049		462		416,706
3.50%, 11/01/2049		965		868,121
Series 2021 2.00%, 07/01/2051		5,333		4,205,332
2.00%, 12/01/2051		7,783		6,127,977
2.50%, 01/01/2052		1,542		1,282,806
Series 2022 2.50%, 03/01/2052		3,452		2,871,611
2.50%, 04/01/2052		3,584		2,978,661
2.50%, 05/01/2052		4,773		3,968,303
3.00%, 02/01/2052		3,810		3,293,122
3.00%, 03/01/2052		4,749		4,104,826
Series 2024 5.00%, 12/01/2054		1,873		1,816,260
Series 2025 5.50%, 02/01/2055		3,130		3,103,117
6.00%, 02/01/2055		981		994,125
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		119		105,716
3.00%, 05/20/2046		344		305,180

	Principal Amount (000)			U.S. $ Value

Series 2023 5.50%, 04/20/2053	U.S.$	2,471		$2,479,017
Series 2026 2.50%, 09/01/2056, TBA		26,296		21,994,611
3.00%, 09/01/2056, TBA		3,085		2,682,139
4.00%, 09/01/2056, TBA		12,921		11,671,884
4.50%, 09/01/2056, TBA		11,746		11,001,790
5.00%, 09/01/2056, TBA		17,470		16,921,672
5.50%, 09/01/2056, TBA		5,036		5,002,427
6.00%, 09/01/2056, TBA		7,343		7,447,064
Uniform Mortgage-Backed Security Series 2026 2.00%, 09/01/2056, TBA		34,378		26,817,797
2.50%, 09/01/2056, TBA		12,766		10,419,419
3.00%, 09/01/2056, TBA		11,289		9,626,886
5.00%, 09/01/2056, TBA		12,500		12,065,424
5.50%, 09/01/2056, TBA		30,057		29,761,234
6.00%, 09/01/2056, TBA		11,798		11,931,700

				241,357,965

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		20		19,083
2.50%, 11/01/2031		1,073		1,027,131
2.50%, 12/01/2031		5		4,350
Series 2017 2.50%, 01/01/2032		272		259,611
2.50%, 02/01/2032		339		322,345

				1,632,520

Agency ARMS – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.875%, 12/01/2036(d)		0	^^	73
Series 2007 6.225%, 03/01/2037(d)		0	^^	154
Federal National Mortgage Association Series 2007 5.71%, 02/01/2037(d)		1		825
5.879%, 03/01/2037(d)		0	^^	146

				1,198

Total Mortgage Pass-Throughs (cost $250,209,417)				242,991,683

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 2.2%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.593% (CME Term SOFR + 0.95%), 01/25/2045(a) (d)		1,285		1,282,231
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.143% (CME Term SOFR + 3.50%), 03/25/2042(a) (d)		1,545		1,564,574
Series 2022-R05, Class 2M2 6.643% (CME Term SOFR + 3.00%), 04/25/2042(a) (d)		1,115		1,127,022
Series 2023-R03, Class 2M1 6.143% (CME Term SOFR + 2.50%), 04/25/2043(a) (d)		217		217,669
Series 2023-R04, Class 1M1 5.943% (CME Term SOFR + 2.30%), 05/25/2043(a) (d)		699		707,441
Series 2023-R06, Class 1M1 5.343% (CME Term SOFR + 1.70%), 07/25/2043(a) (d)		277		277,278
Series 2024-R02, Class 1M1 4.743% (CME Term SOFR + 1.10%), 02/25/2044(a) (d)		32		31,650

	Principal Amount (000)		U.S. $ Value

Series 2025-R02, Class 1A1 4.643% (CME Term SOFR + 1.00%), 02/25/2045(a) (d)	U.S.$	354	$354,431
Series 2025-R03, Class 2M1 5.243% (CME Term SOFR + 1.60%), 03/25/2045(a) (d)		330	330,613
Series 2025-R05, Class 2M1 4.843% (CME Term SOFR + 1.20%), 07/25/2045(a) (d)		1,022	1,021,504
Series 2025-R06, Class 1A1 4.543% (CME Term SOFR + 0.90%), 09/25/2045(a) (d)		581	580,543
Series 2025-R06, Class 1M1 4.593% (CME Term SOFR + 0.95%), 09/25/2045(a) (d)		583	581,897
Series 2026-R01, Class 2M1 4.643% (CME Term SOFR + 1.00%), 01/25/2046(a) (d)		871	869,218
Series 2026-R03, Class 2A1 4.743% (CME Term SOFR + 1.10%), 04/25/2046(a) (d)		1,215	1,214,234
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.293% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		80	80,262
Series 2021-DNA6, Class M2 5.143% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		1,629	1,629,548
Series 2021-DNA7, Class M2 5.443% (CME Term SOFR + 1.80%), 11/25/2041(a) (d)		2,299	2,301,019
Series 2021-HQA4, Class M2 5.993% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)		1,530	1,535,744
Series 2022-DNA3, Class M1B 6.543% (CME Term SOFR + 2.90%), 04/25/2042(a) (d)		711	719,419
Series 2022-DNA5, Class M1B 8.143% (CME Term SOFR + 4.50%), 06/25/2042(a) (d)		2,274	2,338,089
Series 2022-DNA7, Class M1A 6.143% (CME Term SOFR + 2.50%), 03/25/2052(a) (d)		172	172,703
Series 2023-DNA1, Class M1A 5.745% (CME Term SOFR + 2.10%), 03/25/2043(a) (d)		365	368,516
Series 2024-DNA3, Class A1 4.693% (CME Term SOFR + 1.05%), 10/25/2044(a) (d)		737	736,459
Series 2024-HQA1, Class M1 4.893% (CME Term SOFR + 1.25%), 03/25/2044(a) (d)		325	324,991
Series 2024-HQA2, Class M1 4.843% (CME Term SOFR + 1.20%), 08/25/2044(a) (d)		415	414,635
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.593% (CME Term SOFR + 0.95%), 01/25/2045(a) (d)		597	596,358
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.743% (CME Term SOFR + 1.10%), 05/25/2045(a) (d)		316	316,334
Series 2025-DNA2, Class M1 4.843% (CME Term SOFR + 1.20%), 05/25/2045(a) (d)		102	102,449
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.593% (CME Term SOFR + 0.95%), 09/25/2045(a) (d)		1,268	1,263,570
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.743% (CME Term SOFR + 1.10%), 10/25/2045(a) (d)		1,207	1,205,598
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.593% (CME Term SOFR + 0.95%), 02/25/2045(a) (d)		733	732,894
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.643% (CME Term SOFR + 1.00%), 05/25/2046(a) (d)		500	498,786
Series 2026-HQA1, Class M1 4.893% (CME Term SOFR + 1.25%), 05/25/2046(a) (d)		480	479,824

			25,977,503

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 1.8%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035	U.S.$	45	$27,907
Series 2006-24CB, Class A16 5.75%, 08/25/2036		324	149,927
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		127	81,901
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	29,874
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		1,637	1,607,140
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		1,309	1,286,548
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		1,516	1,491,599
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		366	358,931
Series 2026-HE2, Class A 5.049%, 01/25/2056(a)		1,211	1,186,797
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		983	972,719
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		990	978,277
Series 2025-HE3, Class A1 4.989% (CME Term SOFR + 1.35%), 03/20/2056(a) (d)		1,298	1,304,297
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		1,298	1,279,494
OBX Trust Series 2026-CES1, Class A1A 5.192%, 04/25/2056(a)		1,121	1,109,513
Series 2026-NQM10, Class A1 5.425%, 06/25/2066(a)		2,495	2,481,318
Series 2026-NQM11, Class A1 5.592%, 06/25/2066(a)		206	205,237
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		1,456	1,440,557
Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		759	747,469
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		1,058	1,040,707
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(a)		749	741,641
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		1,621	1,593,599
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		419	411,107
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		561	553,007

			21,079,566

Non-Agency Floating Rate – 1.6%
BRAVO Residential Funding Trust Series 2025-NQM10, Class A1 4.868%, 09/25/2065(a)		1,652	1,632,372

	Principal Amount (000)		U.S. $ Value

COLT Mortgage Loan Trust Series 2025-10, Class A1 5.088%, 10/25/2070(a)	U.S.$	1,508	$1,491,631
Series 2026-3, Class A1 5.119%, 05/25/2071(a)		565	558,248
Series 2026-5, Class A1 5.41%, 07/27/2071(a)		2,736	2,719,634
Series 2026-6, Class A1 5.651%, 08/25/2071(a)		594	592,861
Cross Mortgage Trust Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		513	507,924
Series 2026-NQM9, Class A1 5.726%, 08/25/2071(a)		1,965	1,962,882
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.162% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(d)		740	218,071
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.643% (CME Term SOFR + 2.00%), 01/25/2051(a) (d)		17	16,655
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.282% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(d)		87	70,939
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		550	545,105
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.882% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (d)		142	142,828
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)		2,109	2,085,675
OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		787	776,691
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		754	745,903
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		1,547	1,528,063
Verus Securitization Trust Series 2026-6, Class A1 5.513%, 07/27/2071(a)		1,518	1,511,708
Series 2026-R3, Class A1 5.19%, 02/27/2068(a)		845	835,979
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.382% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(d)		22	21,673

			17,964,842

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.349% (5.99% - CME Term SOFR), 12/15/2044(d) (e)		878	71,646
Series 4693, Class SL 2.399% (6.04% - CME Term SOFR), 06/15/2047(d) (e)		964	82,922
Series 4954, Class SL 2.292% (5.94% - CME Term SOFR), 02/25/2050(d) (e)		1,220	104,686
Series 4981, Class HS 2.342% (5.99% - CME Term SOFR), 06/25/2050(d) (e)		2,884	241,063
Federal National Mortgage Association REMICS Series 2016-106, Class ES 2.242% (5.89% - CME Term SOFR), 01/25/2047(d) (e)		904	74,404

	Principal Amount (000)		U.S. $ Value

Series 2017-73, Class SA 2.392% (6.04% - CME Term SOFR), 09/25/2047(d) (e)	U.S.$	1,154	$103,535
Series 2017-97, Class LS 2.442% (6.09% - CME Term SOFR), 12/25/2047(d) (e)		852	75,289
Series 2017-97, Class SW 2.442% (6.09% - CME Term SOFR), 12/25/2047(d) (e)		766	68,657
Government National Mortgage Association Series 2017-43, Class ST 2.333% (5.99% - CME Term SOFR 1 Month), 03/20/2047(d) (e)		1,180	106,690
Series 2017-65, Class ST 2.383% (6.04% - CME Term SOFR 1 Month), 04/20/2047(d) (e)		1,046	97,522
Series 2017-134, Class SE 2.433% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (e)		596	55,438

			1,081,852

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4973, Class BI 4.50%, 05/25/2050(f)		3,381	803,747
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 7.444%, 05/28/2035		193	185,786

			989,533

Total Collateralized Mortgage Obligations (cost $68,020,846)			67,093,296

ASSET-BACKED SECURITIES – 3.5%
Other ABS - Fixed Rate – 1.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,979	1,886,460
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		353	320,121
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		13	12,760
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		935	927,144
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,941	1,898,725
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		257	257,794
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		398	364,916
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		752	742,703
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		463	448,771
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		200	193,073
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1,922	1,817,664
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,355	1,358,700

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	U.S.$	620	$551,771
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		907	793,960
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		798	709,043
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		494	495,762
Pagaya AI Debt Grantor Trust Series 2024-9, Class B 5.306%, 03/15/2032(a)		633	632,763
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		195	195,691
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		255	254,018
Pagaya AI Debt Selection Trust Series 2026-5, Class A1 4.756%, 08/16/2027(a)		138	137,506
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		676	676,618
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		774	773,214
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		757	755,828
Series 2026-ST4, Class A 4.541%, 10/15/2035(a)		2,683	2,681,673
UPSTART Securitization Trust Series 2026-3, Class A2 4.77%, 07/20/2036(a)		1,566	1,563,664

			20,450,342

Autos - Fixed Rate – 1.4%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		2	2,255
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		431	428,974
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		1,999	2,000,593
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		1	541
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		605	604,946
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		30	30,403
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		1,016	1,018,815
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		1,574	1,573,917
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		42	41,103
Series 2021-N4, Class D 2.30%, 09/11/2028		73	72,195
Series 2021-P4, Class D 2.61%, 09/11/2028		989	965,162

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)	U.S.$	650	$649,353
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		76	76,212
Lendbuzz Securitization Trust Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		739	740,126
Series 2025-2A, Class A2 5.18%, 05/15/2030(a) (d)		838	838,654
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)		763	760,702
Lobel Automobile Receivables Trust Series 2026-1, Class A 4.88%, 10/16/2028(a)		1,435	1,435,433
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		390	390,227
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		1,592	1,594,103
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(g) (h) (i) (j) (k)		119	111,191
Series 2025-1A, Class A 4.94%, 02/15/2029(g) (h) (i) (j) (k)		1,273	775,404
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)		1,036	1,035,481
Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)		1,098	1,097,892

			16,243,682

Credit Cards - Fixed Rate – 0.2%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		1,890	1,890,622
Series 2025-A, Class A 5.80%, 05/15/2030(a)		1,086	1,089,585

			2,980,207

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		137	137,507
Series 2025-5, Class A 5.108%, 03/15/2033(a)		78	77,512
Series 2026-4, Class A 0.00%, 01/16/2034(a)		846	845,581

			1,060,600

Total Asset-Backed Securities (cost $41,904,987)			40,734,831

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.883% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (d)	U.S.$	808	$808,382
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R 4.809% (CME Term SOFR 3 Month + 1.08%), 01/20/2037(a) (d)		2,580	2,581,531
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.160% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (d)		714	714,887
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.120% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a) (d)		819	820,032
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A 4.899% (CME Term SOFR 3 Month + 1.17%), 04/20/2038(a) (d)		3,014	3,013,347
HPS Loan Management Ltd. Series 2024-19A, Class A1R 5.013% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a) (d)		449	449,382
Series 2026-28A, Class A1 4.995% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(a) (d)		2,889	2,891,219
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.809% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(a) (d)		1,673	1,673,005
Midocean Credit CLO Xxiii Series 2026-23A, Class A1 4.950% (CME Term SOFR 3 Month + 1.24%), 07/18/2039(a) (d)		2,180	2,190,878
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R2 4.949% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (d)		3,060	3,070,407
Oaktree CLO Ltd. Series 2026-34A, Class A 4.855% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(a) (d)		1,103	1,105,565
OCP CLO Ltd. Series 2024-34A, Class A1 5.113% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (d)		561	561,206
Series 2026-50A, Class A1 4.825% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a) (d)		1,399	1,402,558
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.909% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a) (d)		1,280	1,274,691

Total Collateralized Loan Obligations (cost $22,532,323)			22,557,090

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 1.375%, 07/15/2033 (TIPS) (cost $16,843,617)		17,545	16,636,217

AGENCIES – 1.1%
Agency Debentures – 1.1%
Federal Home Loan Banks 4.00%, 06/30/2028		10,600	10,535,552
4.75%, 12/08/2028		1,785	1,796,781
Federal National Mortgage Association 6.25%, 05/15/2029		355	371,401
6.625%, 11/15/2030		260	280,696

Total Agencies (cost $13,080,278)			12,984,430

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non-Agency Floating Rate CMBS – 0.4%
ALA Trust Series 2025-OANA, Class A 5.382% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (d)	U.S.$	1,520	$1,527,963
AREIT Trust Series 2022-CRE6, Class A 4.886% (CME Term SOFR + 1.25%), 01/20/2037(a) (d)		465	465,298
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.489% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (d)		1,442	1,445,605
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.585% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (d)		207	201,498
Series 2019-IMC, Class E 5.835% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (d)		617	589,272
CLNY Trust Series 2019-IKPR, Class D 6.041% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a) (d)		744	714,240

			4,943,876

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.386%, 08/10/2044(a)		28	22,997
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 0.00%, 08/17/2035(h)		643	639,643
Series 2021-1, Class AS 0.00%, 08/17/2035(h)		59	58,172
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.171%, 08/15/2046(a)		472	372,081
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(a)		274	269,664
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.703%, 11/15/2049		1,030	1,001,238

			2,363,795

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)		663	651,670

Total Commercial Mortgage-Backed Securities (cost $8,113,493)			7,959,341

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	614,394
6.50%, 01/21/2033		420	418,950

			1,033,344

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(a)	U.S.$	927	$917,183

Kuwait – 0.2%
Kuwait International Government Bond 5.039%, 07/29/2029(a)		2,046	2,046,430

Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		862	861,061
Mexico Government International Bond 5.375%, 03/22/2033		716	693,546

			1,554,607

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		2,010	2,005,859

Total Governments - Sovereign Bonds (cost $7,664,474)			7,557,423

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,598,742
State of California (State of California) Series 2010 7.625%, 03/01/2040		2,040	2,338,419
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		2,070	1,316,567

Total Local Governments - US Municipal Bonds (cost $5,800,914)			5,253,728

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Capital Goods – 0.0%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		655	666,659

Communications - Telecommunications – 0.0%
Altice France SA 4.75%, 10/15/2030(a)	EUR	197	221,544

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)	U.S.$	1,250	1,277,263

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054		47	48,258
7.00%, 03/10/2055		786	810,398
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	320	368,459

			1,227,115

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	753	$748,331

Technology – 0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		902	938,215

Total Corporates - Non-Investment Grade (cost $4,996,147)			5,079,127

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(g) (h) (j)		1,440	828,360
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		712	748,490

			1,576,850

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		730	725,445

Energy – 0.2%
Ecopetrol SA 5.875%, 11/02/2051		1,085	848,741
8.375%, 01/19/2036		817	864,386
Raizen Fuels Finance SA 6.25%, 07/08/2032(g) (h) (j)		411	234,323
6.70%, 02/25/2037(g) (h) (j)		1,177	663,828

			2,611,278

Total Emerging Markets - Corporate Bonds (cost $5,969,639)			4,913,573

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Kazakhstan – 0.1%
QazaqGaz NC JSC 5.625%, 05/08/2036(a)		559	547,261

Mexico – 0.1%
Petroleos Mexicanos 5.625%, 01/23/2046		2,010	1,568,554

Total Quasi-Sovereigns (cost $2,172,068)			2,115,815

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Investment Holding JSC 5.45%, 05/08/2028(a) (cost $354,872)		356	358,488

Company		Shares	U.S. $ Value

COMMON STOCKS - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA/LuxCo3(g) (i) (k) (cost $24,345)		1,339	$25,353

		Principal Amount (000)

SHORT-TERM INVESTMENTS - 2.6%
U.S. Treasury Bills - 2.6%
U.S. Treasury Bill Zero Coupon, 11/19/2026 (cost $30,188,579)	U.S.$	30,436	30,186,039

Total Investments - 112.7% (cost $1,345,886,569)(1)			1,294,407,736
Other assets less liabilities - (12.7)%			(145,720,066)

Net Assets - 100.0%			$1,148,687,670

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	158	September 2026	$12,118,241	$(156,013)
U.S. 10 Yr Ultra Futures	22	December 2026	2,407,281	(1,828)
U.S. T-Note 5 Yr (CBT) Futures	1,367	December 2026	144,496,172	(501,944)
U.S. Ultra Bond (CBT) Futures	36	December 2026	3,961,125	(1,844)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	2	December 2026	215,312	1,906

				$(659,723)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	1,041	USD	1,189	09/11/2026	$(19,884)
State Street Bank & Trust Co.	USD	583	EUR	506	09/11/2026	4,343

						$(15,541)

^^	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $286,590,522 or 24.9% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.

(e)	Inverse interest only security.

(f)	IO - Interest Only.

(g)	Non-income producing security.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/12/2023 - 07/10/2025	$1,327,966	$828,360	0.07%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 0.00%, 08/17/2035	02/25/2021 - 09/06/2022	643,144	639,643	0.06%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 0.00%, 08/17/2035	02/25/2021 - 04/01/2021	59,000	58,172	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026 - 02/04/2026	322,026	234,323	0.02%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	1,173,754	663,828	0.06%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	118,921	111,191	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,273,013	775,404	0.07%

(i)	Fair valued by the Adviser.

(j)	Defaulted.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,886,945 and gross unrealized depreciation of investments was $54,041,042, resulting in net unrealized depreciation of $52,154,097.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgage

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Active ETFs, Inc.

AB Core Bond ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$488,479,082	$-0-	$488,479,082
Corporates - Investment Grade	-0-	339,482,220	-0-	339,482,220
Mortgage Pass-Throughs	-0-	242,991,683	-0-	242,991,683
Collateralized Mortgage Obligations	-0-	67,093,296	-0-	67,093,296
Asset-Backed Securities	-0-	39,848,236	886,595	40,734,831
Collateralized Loan Obligations	-0-	22,557,090	-0-	22,557,090
Inflation-Linked Securities	-0-	16,636,217	-0-	16,636,217
Agencies	-0-	12,984,430	-0-	12,984,430
Commercial Mortgage-Backed Securities	-0-	7,959,341	-0-	7,959,341
Governments - Sovereign Bonds	-0-	7,557,423	-0-	7,557,423
Local Governments - US Municipal Bonds	-0-	5,253,728	-0-	5,253,728
Corporates - Non-Investment Grade	-0-	5,079,127	-0-	5,079,127
Emerging Markets - Corporate Bonds	-0-	4,913,573	-0-	4,913,573
Quasi-Sovereigns	-0-	2,115,815	-0-	2,115,815
Governments - Sovereign Agencies	-0-	358,488	-0-	358,488
Common Stocks	-0-	-0-	25,353	25,353
Short-Term Investments	-0-	30,186,039	-0-	30,186,039

Total Investments in Securities	-0-	1,293,495,788	911,948	1,294,407,736
Other Financial Instruments(a):
Assets:
Futures	1,906	-0-	-0-	1,906
Forward Currency Exchange Contracts	-0-	4,343	-0-	4,343
Liabilities:
Futures	(661,629)	-0-	-0-	(661,629)
Forward Currency Exchange Contracts	-0-	(19,884)	-0-	(19,884)

Total	$(659,723)	$1,293,480,247	$911,948	$1,293,732,472

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.